Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Tax benefits more likely to be recognized, percentage	50.00%
Common shares from warrants	13,297,916
Warrants and convertible loans were excluded from computation		5,409,746	50,205
Treasury shares		1,474,853